Acquisitions and disposals (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Fair value of identifiable assets and assumed liabilities:
Properties, plant and equipment	$ (28,801)		$ 1,712	$ 15,104
Inventories	(5,896)			1,919
Cash and cash equivalents	(5,554)		150
Borrowings	(21,050)		660	60,306
Trade and other payables	(22,933)		917	19,749
Provisions	$ (432)		$ (2)	$ 969
New Pharm Drugstores Ltd. [Member]
Fair value of identifiable assets and assumed liabilities:
Properties, plant and equipment		$ 200
Inventories		380
Trade and other receivables		335
Cash and cash equivalents		25
Borrowings		(260)
Trade and other payables		(930)
Employee benefits		(25)
Provisions		(15)
Total net identifiable assets		(290)
Goodwill (pending allocation)		920
Total		$ 630